SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12 - SHAREHOLDERS' EQUITY:

a.Share Capital:

1)Ordinary shares

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. Since inception, the Company has not declared any dividends.

In June 2019, the Company's shareholders resolved to increase the authorized share capital of the Company to NIS 1,000,000 divided into 100,000,000 ordinary shares par value 0.01 NIS each.

On July 24, 2019, the Company executed a 1-for-1.789 stock split (“Stock Split”) of the Company's shares by way of an issuance of bonus shares for each share. Upon the effectiveness of the Stock Split, (i) 0.789 bonus shares were issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was proportionally increased, (iii) the exercise price of each exercisable share under such outstanding options to purchase ordinary shares was proportionately decreased, and (iv) the number of shares reserved under the Company's options plans was proportionally adjusted to accommodate the adjustment to the number of exercisable options under the Company's respective option plans.

Unless otherwise indicated, and except for authorized capital, all of the share numbers, number of options to purchase ordinary shares, net income per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to the Stock Split.

In August 2019, the Company completed an IPO on the Nasdaq, in which it issued 5,000,000 ordinary shares at a price per share of $14. During August 2019 the underwriters partially exercised their over-allotment option and purchased an additional 500,000 ordinary shares at the same price per share. The net proceeds received from the IPO were approximately $69,784, after deducting underwriting commissions and other offering expenses of approximately $7,216 in aggregate.

In September 2020, the Company approved a share repurchase program of up to 1 million ordinary shares, to be purchased out of the Company's cash reserve and to be paid solely from the Company's IPO proceeds.

During the fourth quarter of 2020, the Company purchased 393,441 shares in the amount of $17,218.

2)Share-based compensation

On January 30, 2008, the Company’s Board of Directors adopted two share option plans as follows (collectively, the “2008 Plans”):

a)2008 Israeli Option Plan (“2008 Israeli Plan”) allowing the Company to grant options to purchase ordinary shares to Israeli employees, officers, directors, consultants and service providers. Each option under 2008 Israeli Plan grants the right to exercise such option into one ordinary share of the Company.

b)2008 ROW Option Plan (“2008 ROW Plan”) allowing the Company to grant options to purchase ordinary shares to non-Israeli employees, officers, directors, consultants and service providers. Each option under 2008 ROW Plan grants the right to exercise such option into one ordinary share of the Company.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

In June 2018, the Company’s Board of Directors adopted a new incentive plan (“2018 Incentive Plan”), allowing the Company to grant options to purchase ordinary shares, restricted shares or other awards to Israeli and other non-U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. The 2018 Incentive Plan also includes as an appendix a sub-plan allowing the Company to grant options to purchase ordinary shares, restricted shares or other incentive awards to U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. Each option under 2018 Incentive Plan grants the right to exercise such option into one ordinary share of the Company.

The grant of options to Israeli employees, officers and directors under the 2008 Israeli Plan and the 2018 Incentive Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each option grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the 2008 Israeli Plan, with the exception of the work-income benefit component, if any, determined on grant date. For consultants and service providers, grants under the 2008 Israeli Plan and the 2018 Incentive Plan are subject to Section 3(i) of the Israeli Income Tax Ordinance.

Upon the adoption of the 2018 Incentive Plan, the then-current pool of options available for future grants under the 2008 Plans was canceled and returned to the Company’s authorized and un-issued share capital. In addition, any shares returning to the free pool of options under the 2008 Plans, due to options expirations or otherwise, are automatically returning to the Company's authorized and un-issued share capital.

Upon adoption of the 2018 Incentive Plan, up to 1,789,000 of the Company’s authorized and unissued ordinary shares could have been issued pursuant to awards under the 2018 Incentive Plan. In addition, upon adoption of the 2018 Incentive Plan, the Board and the shareholders resolved to approve an evergreen mechanism with respect to the 2018 Incentive Plan, under which the number of reserved, authorized and unissued ordinary shares of the Company available for issuance of awards pursuant to the 2018 Incentive Plan shall automatically increase on an annual basis, by such number of options as follows: on the first business day of each calendar year beginning in 2019, the number of options equal to the lesser of (i) 800,000 ordinary shares, (ii) three percent of the number of shares outstanding as of such date or (iii) a lesser number of ordinary shares as shall be determined by the board of directors. In January 2020, the Company approved the automatic increase of the number of reserved, authorized and unissued available for issuance of awards pursuant to the 2018 Incentive Plan by additional 800,000 ordinary shares (total amount of 2,589,000 ordinary shares). In January 2021, the Company approved the automatic increase of the number of reserved, authorized and unissued available for issuance of awards pursuant to the 2018 Incentive Plan by additional 800,000 ordinary shares (total amount of 3,389,000 ordinary shares).

As of December 31, 2020, 193,547 options were available for grant under the 2018 Incentive Plan.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

Details Regarding Grant of Options:

	Year Ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees, officers, directors, service providers and consultants:

January 7, 2020	16,000*	$35.04	1 Year	7 Years
February 17, 2020	209,500*	$19.69**	0-3 Years	7 Years
March 15, 2020	1,286,150*	$19.69**	0-3 Years	7 Years
May 5, 2020	75,500	$24.32	0-3 Years	7 Years
November 11, 2020	6,500***	$43.23	0-1 Year	7 Years

	Year Ended December 31, 2019
	Award amount	Exercise price	Vesting period	Expiration
Employees, officers, directors, service providers and consultants:

January 6, 2019	169,956	$7.49	0-3 Years	7 Years
January 7, 2019	305,919	$7.49	0-3 Years	7 Years
April 1, 2019	30,413	$10.23	0-2 Years	7 Years
April 5, 2019	67,982	$10.23	0-3 Years	7 Years
April 6, 2019	14,313	$10.23	0-3 Years	7 Years
August 8, 2019	30,000	$14.00	0-2 Years	7 Years
November 25, 2019	20,500*	$19.69**	1 Year	7 Years

*	Net of options granted in March 2020
**	Modification of share-based compensation

On March 15, 2020, the Company’s board of directors approved: (i) the re-pricing of such outstanding options under Section 102 to the Israeli Tax Ordinance that were granted during November 2019 and February 2020, to a lower exercise price of $19.69 (as further approved by a respective tax-ruling received from the Israeli Tax Authorities), and (ii) the cancellation of all other outstanding options granted to Non-Israeli grantees in November 2019, January 2020 and February 2020, and the grant of replacement options thereof under the same terms as originally granted but with a lower exercise price of US $19.69. The cancellation and grant of replacement options thereof with respect to such options granted to executive officers of the Company was ratified and approved by the Company's shareholders on June 16, 2020.

As a result, for 224,500 outstanding options (of which 15,000 options granted on November 25, 2019 at an exercise price of $41.55 and the rest granted on February 17, 2020, at an exercise price of $43.96) that were granted to Israeli grantees under Section 102 to the Israeli Tax Ordinance the exercise price was re-priced and reduced to $19.69, and 1,259,150 options (of which 112,250 options granted on November 25, 2019 at an exercise price of $41.55, 953,000 options granted on January 7, 2020 at an exercise price of $35.04, 42,500 options granted on January 28, 2020 at an exercise price of $43.9 and the rest granted on February 17, 2020 at an exercise price of $43.96) were cancelled and 1,259,150 options were granted (under the same terms as originally granted but with a lower exercise price of $19.69) simultaneously to non-Israeli grantees.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

The reduction of the exercise price of the options was considered a Type I modification. The total incremental fair value of these options amounted to $3,283. The incremental fair value of the options granted, that were fully vested on March 15, 2020, in the amount of $666 were recognized immediately, and the remaining incremental fair value will be recognized over the remaining vesting period and until December 31, 2022.

***	GIBF Options

Such options are subject to the consummation of the closing of the transaction contemplated under the share exchange agreement entered into by and between the Company and Guangzhou Sino-Israel Bio-Industry Investment Fund (LLP). See note 12(b)(i) below.

The following tables summarize information concerning options as of December 31, 2020 and 2019, respectively:

	Year ended December 31
	2020		2019
	Number of Options	Weighted Average Exercise price*	Number of Options	Weighted average exercise price*
Outstanding at beginning of year	9,300,858	$1.80	9,392,215	$0.74
Changes during the year:
Granted	1,593,650 **	20.16	751,333	14.18
Cancelled	(112,250)**	41.55	-	-
Exercised	(5,378,136)	0.88	(616,669)	0.63
Forfeited	(138,300)	22.55	(35,492)	8.93
Expired	(19,367)	0.56	(190,529)	0.56
Outstanding at end of year	5,246,455	$6.86	9,300,858	$1.80
Exercisable at end of year	4,092,184	$3.37	8,932,276	$1.03

* In U.S. dollars per Ordinary Share
** Net of options granted and cancelled in connection with modification as described above

As of December 31, 2020, the weighted-average remaining contractual life of exercisable options was 3.52 years. The total intrinsic value of options exercised during 2020, 2019 and 2018 was approximately $190,498, $7,702 and $1,505, respectively.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2020	2019	2018

Fair value of one ordinary share	$19.69-$43.96	$7.49-$41.55	$4.86-$6.32
Dividend yield	0%	0%	0%
Expected volatility	46.07%-49.22%	46.03%-51.91%	51.2%
Risk-free interest rate	0.53%-1.74%	1.62%-2.60%	2.96%
Early exercise multiple (“EEM”)	0% - 250%	0% - 250%	0% - 250%
Contractual term	6.7-7 years	7 years	7 years

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms.

The employee termination exit rate assumption is based on current geographical data of the Company.

At the time of the option grants in 2020, the Company’s ordinary shares have been publicly traded for only a short period of time, and therefore the early exercise multiple (“EEM”) was based on academic empirical findings and the expected volatility was based on the historical volatility of comparable companies.

The total fair value of options granted during the years ended December 31, 2020, 2019 and 2018 was $16,345, $2,798 and $915, respectively.

As of December 31, 2020, the Company had 1,154,271 unvested options. The total unrecognized compensation cost of employee options as of December 31, 2020 is $4,345, which is expected to be recognized over a weighted average period of 0.85 years.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

a)  The following tables summarize information concerning outstanding and exercisable options as of December 31, 2020:

December 31, 2020
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.20	109,859	1.20	109,859	1.20
$0.44	42,936	2.00	42,936	2.00
$0.56	2,978,813	3.04	2,978,813	3.04
$6.32	145,169	4.71	145,169	4.71
$7.49	376,320	5.02	335,080	5.02
$10.23	111,708	5.26	84,101	5.26
$14.00	30,000	5.62	22,500	5.62
$19.69	1,390,150	6.19	347,350	6.19
$24.32	55,000	6.35	26,376	6.35
$43.23	6,500	6.87	-	-

* In U.S. dollars per Ordinary Share.

The aggregate intrinsic value of total vested and exercisable options as of December 31, 2020 is $180,509.

b) The following table illustrates the effect of share-based compensation on the statements of income:

	Year ended December 31
	2020	2019	2018

Cost of sales	520	94	25
Research and development expenses	2,264	179	63
Selling and marketing expenses	9,398	1,158	1,817
General and administrative expenses	663	126	42
	12,845	1,557	1,947

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

b.Non-Controlling Interests

i.In December 2016, the Company signed a joint venture agreement with Guangzhou Sino-Israel Bio-Industry Investment Fund (LLP) (“GIBF”), an investment fund established by the Guangzhou government, to invest in Israeli companies, pursuant to which an Equity Joint Venture Company (“JVC”) was established. According to the agreement, the Company would provide to the JVC a license to use the Company’s knowledge in exchange for a 51% interest in the JVC, and GIBF would invest (in a Chinese local currency “RMB”) an amount of RMB 50 million (approximately $7.2 million), in exchange for a 49% interest in the JVC. The investment was to be made in three installments following the achievement of specified milestones: (i) 25% of the investment was to be made 30 days following the investment’s closing, (ii) 35% of the investment was to be made following the initiation of a production and manufacturing line, and (iii) 40% of the investment was to be made following the sale of 10 platforms in China. The JVC was to distribute the Company's products in China and develop and manufacture new products for the Chinese market under the Company’s license. In 2017, the JVC satisfied the first milestone and GIBF invested approximately $1.7 million.

Additionally, GIBF, the non-controlling partner in JVC had the right to convert its equity interest in the JVC in connection with an initial public offering of the Company into shares of the Company, based upon the aggregate investment made in the JVC and the price range established as part of the initial public offering process. On May 5, 2019, GIBF, the non-controlling partner in the JVC signed an agreement in which it has waived any and all rights, privileges and interests with regards to such conversion right (“JVC Waiver”). The JVC Waiver was conditional upon the completion of an initial public offering on or before August 31, 2019.

Upon completion of the IPO on August 7, 2019, the JVC Waiver became effective.

The non-controlling partner in the Company's U.K. subsidiary ("Invasix UK") had the right to convert its equity interests in Invasix UK in connection with an initial public offering of the Company into shares of the Company. The number of the Company’s ordinary shares that would have been issued to the non-controlling partner upon the conversion of its equity interest in Invasix UK would have been based on the percentage of Invasix UK's sales in relation to the total sales of the Company. On August 30, 2018, the non-controlling partner of Invasix UK waived any and all rights, privileges and interests with regards to such conversion right (“UK Waiver”).

The non-controlling partners' conversion rights were presented in the Company’s consolidated financial statements as part of the redeemable non-controlling interest, which were classified as “mezzanine”. The Company adjusted the carrying amount of its redeemable non-controlling interest to its redemption value to retained earnings.

As a result of the UK Waiver, the Company reclassified into non-controlling interests the balance of UK redeemable non- controlling interest in the amount of $1,414. The remaining “mezzanine” balance as of December 31, 2018, represents the JVC’s partner right to convert. From August 30, 2018, the non-controlling partner in Invasix UK has been considered and treated as a non-controlling interest.

As a result of the JVC Waiver, the Company reclassified into non-controlling interests the balance of JVC redeemable non- controlling interest in the amount of $2,317. From August 8, 2019, the non-controlling partner equity interests in JVC has been considered and treated as a non-controlling interest.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

On November 11, 2020 (the “Signing Date”), the Company, GIBF and JVC entered into a share exchange agreement (the "Agreement") whereby, GIBF agreed to sell to the Company all of its outstanding share capital in the JVC (thereby making the JVC a wholly-owned subsidiary of the Company) and all of its rights pursuant to the equity joint venture agreement, dated January 11, 2017, by and between GIBF and the Company, in exchange for a purchase consideration of $2,700 (the "Purchase Consideration") which will be paid by the Company at the closing of such Agreement in January 2021, by way of issuance to GIBF by the Company, in a private placement, of 62,457 of the Company’s ordinary shares, par value NIS 0.01, which reflects the Purchase Consideration amount at the time of approval of the Agreement by the Company.

For certain future services to be provided by GIBF to the JVC, the Company has approved the grant of 6,500 options to purchase ordinary shares of the Company, at an exercise price of US $43.23, subject to the closing of the transaction contemplated under the Agreement.

The Agreement became effective at the Signing Date and thus was recognized in the consolidated statements of changes in shareholders’ equity. In January 2021, 62,457 of the Company’s ordinary shares were issued to GIBF from the Company’s treasury shares.

ii.The changes in redeemable non-controlling interest are as follow:

	Year ended December 31
	2019	2018
Balance as of January 1	2,187	3,066
Adjustment to redemption value of redeemable non-controlling interest	130	535
Increases due to additional investment of redeemable non-controlling interest	-	-
Waiver of redeemable non-controlling interest	(2,317)	(1,414)
Balance as of December 31	-	2,187